EARNINGS PER SHARE - Summary of Calculation of Earnings per Share (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic and diluted - Continued operation
Profit (loss) attributable to holders of common shares of Company used in calculating basic earnings per share	R$ (9,608,882)	R$ 1,078,737	R$ 1,158,852
Diluting effect of the share-based plan of subsidiaries		(814)	(1,739)
Profit (loss) attributable to holders of common shares of Company used in the calculation of diluted earnings per share	R$ (9,608,882)	R$ 1,077,923	R$ 1,157,113
Weighted average number of common shares outstanding - basic (in thousands of shares)
Basic	1,862,704,000	1,867,005,000	1,869,077,000
Dilutive effect of the share-based plan		7,341,000	5,503,000
Share repurchases	(256,753)
Diluted	1,862,447,000	1,874,346,000	1,874,580,000
Earnings per share
Basic	R$ (5.16)	R$ 0.58	R$ 0.62
Diluted	R$ (5.16)	R$ 0.58	R$ 0.62
Basic and diluted - Discontinued operation
Net income attributable to holders of common shares of Company used in calculating basic earnings per share	R$ 185,087	R$ 15,654	R$ 17,180
Weighted average number of common shares outstanding - basic (in thousands of shares)
Basic	1,862,704,000	1,867,005,000	1,869,077,000
Dilutive effect of the share-based plan	7,354,000	7,341,000	5,503,000
Diluted	1,870,058,000	1,874,346,000	1,874,580,000
Earnings per share
Basic	R$ 0.1	R$ 0.01	R$ 0.01
Diluted	R$ 0.1	R$ 0.01	R$ 0.01